Derivative financial instruments (Details - Hedges) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	R$ 5,811,750	R$ 133,789
Hedge object	5,826,436	132,981
Future DI
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	3,755,670	0
IPCA
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	1,728,330
Future dollar
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	256,589	0
Swap
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	71,161	133,789
Loans
Disclosure of detailed information about financial instruments [line items]
Hedge object	3,761,467	0
Investment abroad
Disclosure of detailed information about financial instruments [line items]
Hedge object	262,947	0
Real estate loans (c) [Member]
Disclosure of detailed information about financial instruments [line items]
Hedge object	R$ 1,802,022	R$ 132,981